SHARE CAPITAL AND SHAREBASED PAYMENTS (Details 4) - Restricted Shares Units [Member]	9 Months Ended
Sep. 30, 2024 $ / shares shares
Statement [Line Items]
Stock Options Outstanding	3,540,868
March 25, 2022 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.19
Stock Options Outstanding	556,539
March 29, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.12
Stock Options Outstanding	1,124,288
July 10, 2023 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 0.94
Stock Options Outstanding	50,000
April 1, 2024 [Member]
Statement [Line Items]
Exercise Price | $ / shares	$ 1.02
Stock Options Outstanding	1,810,041